Equity (Stock-based Compensation Plans) (Narrative) (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vesting period		4 years
Weighted average remaining contractual life		6 years 1 month 6 days
Total intrinsic value of options exercised		$ 1.0	$ 0.6	$ 7.2
Unvested number of shares		0.4
Unrecognized compensation cost		$ 3.9
Weighted average period over which unrecognized compensation cost will be recognized		1 year 2 months 12 days
Restricted Stock [Member]
Value of equity classified RSUs vested		$ 7.4
Unrecognized compensation cost		$ 41.6
Weighted average period over which unrecognized compensation cost will be recognized		2 years 7 months 6 days
Employee Stock Option [Member] | Minimum [Member]
Expected option term			5 years 3 months 18 days	5 years 1 month 6 days
Employee Stock Option [Member] | Maximum [Member]
Expected option term			5 years 6 months	6 years
2012 Plan [Member]
Expected option term		10 years
Equity Incentive Plan, shares authorized		0.9
2012 Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Vesting period		2 years
2012 Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Vesting period		4 years
2012 Plan [Member] | Subsequent Event [Member]
Equity Incentive Plan, number of additional shares authorized	0.5